FINANCIAL
STATEMENTS
Financial Guaranty Insurance Company and Subsidiaries
March 31, 2006
Financial Guaranty Insurance Company and Subsidiaries
Financial Statements

March 31, 2006

Contents
Balance Sheets at March 31, 2006 (Unaudited) and December 31, 2005............................. 1
Statements of Income for the Three Months Ended March 31, 2006
and 2005 (Unaudited) .......................................................................................................... 2
Statements of Cash Flows for the Three Months Ended March 31, 2006
and 2005 (Unaudited) .......................................................................................................... 3
Notes to Financial Statements (Unaudited)............................................................................ 4
1
Financial Guaranty Insurance Company and Subsidiaries
Balance Sheets
(Dollars in thousands, except per share amounts)
March 31
December 31
2006
2005
(Unaudited)
Assets
Fixed maturity securities, available for sale, at fair value (amortized cost of
$3,355,155 in 2006 and $3,277,291 in 2005)
$ 3,302,181

3,258,738
Variable interest entity fixed maturity securities, held to maturity at amortized cost
750,000
-
Short-term investments
151,806
159,334
Total investments
4,203,987
3,418,072
Cash and cash equivalents
70,719
45,077
Accrued investment income
46,465
42,576
Reinsurance recoverable on losses
2,341
3,271
Prepaid reinsurance premiums
112,546
110,636
Deferred policy acquisition costs
72,754
63,330
Receivable from related parties
-
9,539
Property and equipment, net of accumulated depreciation of $1,151 in 2006 and $885 in 2005
2,850
3,092
Prepaid expenses and other assets
17,637
10,354
Federal income taxes
-
2,158
Total assets
$4,529,300 $
3,708,105
Liabilities and stockholder's equity
Liabilities:
Unearned premiums
$1,226,597 $
1,201,163
Losses and loss adjustment expenses
50,228
54,812
Ceded reinsurance balances payable
3,968
1,615
Accounts payable and accrued expenses and other liabilities
20,229
36,359
Payable for securities purchased
19,366
-
Capital lease obligations
4,328
4,262
Variable interest entity floating rate notes
750,000
-
Accrued investment income variable interest entity
1,176
-
Federal income taxes payable
16,585
-
Deferred income taxes
29,350
42,463
Total liabilities
2,121,826
1,340,674
Stockholder's equity:
Common stock, par value $1,500 per share; 10,000 shares authorized, issued and outstanding
15,000
15,000
Additional paid-in capital
1,896,460
1,894,983
Accumulated other comprehensive loss, net of tax
(33,750)
(13,597)
Retained earnings
529,763
471,045
Total stockholder's equity
2,407,473
$2,367,431
Total liabilities and stockholder's equity
$4,529,300 $
3,708,105
See accompanying notes to unaudited interim financial statements.
2
Financial Guaranty Insurance Company and Subsidiaries
Statements of Income
(Unaudited)
(Dollars in thousands)

Three months ended
March 31,
2006
2005
Revenues:
Gross premiums written
$ 89,281
$84,404
Ceded premiums written
(6,423)
(1,795)
Net premiums written
82,858
82,609
Increase in net unearned premiums
(23,394)
(29,976)
Net premiums earned
59,464
52,633
Net investment income
32,319
27,440
Net realized gains
-
118
Net mark to market losses on credit derivative
contracts
(228)
-
Other income
536
426
Total revenues
92,091
80,617
Expenses:
Losses and loss adjustment expenses
(1,933)
(2,611)
Underwriting expenses
24,117
20,650
Policy acquisition cost deferred
(12,513)
(10,671)
Amortization of deferred policy acquisition costs
3,192
2,149
Other operating expenses
1,655
-
Total expenses
14,518
9,517
Income before income taxes
77,573
71,100
Income tax expense
18,862
17,794
Net income
$58,711
$53,306

See accompanying notes to unaudited interim financial statements.
3
Financial Guaranty Insurance Company and Subsidiaries
Statements of Cash Flows
(Unaudited)
(Dollars in thousands)
Three
months
ended
March
31,
2006
2005
Operating activities
Net income
$58,711
$53,306
Adjustments to reconcile net income to net cash provided by
operating activities:
Amortization of deferred policy acquisition costs
3,192
2,149
Policy acquisition costs deferred
(12,513)
(10,671)
Depreciation of property and equipment
266
143
Amortization of fixed maturity securities
8,314
9,600
Amortization of short-term investments
28
Net realized gains on investments
-
(118)
Amortization of stock compensation expense
1,476
Change in accrued investment income, prepaid expenses
and other assets
(11,251)
(6,716)
Change in mark-to-market losses on credit derivative
contracts
228
Change in reinsurance receivable
931
265
Change in prepaid reinsurance premiums
(1,910)
4,378
Change in unearned premiums
25,434
25,593
Change in losses and loss adjustment expenses
(4,584)
(3,183)
Change in receivable from related parties
9,539
802
Change in ceded reinsurance balances payable and accounts
payable and accrued expenses and other liabilities
(12,763)
(10,936)
Change in current federal income taxes receivable
2,158
-
Change in current federal income taxes payable
16,585
12,676
Change in deferred federal income taxes
110
4,907
Net cash provided by operating activities
83,951
82,195
Investing activities
Sales and maturities of fixed maturity securities
34,741
68,181
Purchases of fixed maturity securities
(120,095)
(166,715)
Purchases, sales and maturities of short-term investments, net
7,528
22
Receivable for securities sold
(171)
Payable for securities purchased
19,366
9,320
Purchases of fixed assets
(24)
(86)
Net cash used in investing activities
(58,484)
(89,449)
Financing activities
Capital contribution
-
8,049
Net cash provided by financing activities
-
8,049
Effect of exchange rate changes on cash
175
Net increase (decrease) in cash and cash equivalents
25,642
795
Cash and cash equivalents at beginning of period
45,077
69,292
Cash and cash equivalents at end of period
$70,719
$70,087
See accompanying notes to unaudited interim financial statements.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
4
1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC
Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company began insuring public finance obligations in 1984 and structured finance obligations in 1988. The
Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by
Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by
Fitch Ratings, Inc. The Company is licensed to engage in writing financial guaranty insurance in all
50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and,
through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments
(consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the three-month period ended March 31, 2006 are not necessarily indicative of results that may be expected for the year ending December 31, 2006. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2005, including accompanying notes.

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
5
3. Review of Financial Guaranty Industry Accounting Practices

The Financial Accounting Standards Board ("FASB") staff is considering whether additional accounting guidance is necessary to address loss reserving and certain other practices in the financial guaranty industry. Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and
Reporting by Insurance Enterprises, was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the accounting for these contracts. In 2005, the FASB added a project to consider accounting by providers of financial guaranty insurance. The objective of the project is to develop an accounting model for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging
Activities. The goal of this project is to develop a single model for all industry participants to apply.

The FASB is expected to issue proposed and final pronouncements on this matter in 2006. When the FASB issues a final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's review may have on the Company's accounting practices.

5. Premium Refundings

When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased prior to the stated maturity. Premiums earned for the three months ended March 31, 2006 and 2005 include $7,311 and $15,539, respectively, related to the accelerated recognition of unearned premiums in connection with refundings.

6. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of ongoing surveillance. The Company's insured portfolio surveillance is designed to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcome of future events, and actual results will likely differ from these estimates. At March 31, 2006, the Company had case reserves of
$30,278, credit watchlist reserves of $18,603 and an unallocated loss adjustment expense reserve of $1,347.
Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
6
6. Loss and Loss Adjustment Expense Reserves (continued)

At December 31, 2005, the Company had case reserves of $31,981, credit watchlist reserves of
$21,484 and a loss adjustment expense reserve of $1,347.

Case reserves and credit watchlist reserves at March 31, 2006 included $6,855 and $12,672, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December 31, 2005 included $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Given the unprecedented nature of the events and magnitude of damage in the affected areas, the loss reserves were necessarily based upon estimates and subjective judgments about the outcome of future events, including without limitation the amount and timing of any future federal and state aid. The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations. However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position.

7. Income Taxes

The Company's effective federal corporate tax rates of 24.3% and 25.0% for the three months ended
March 31, 2006 and 2005, respectively, were less than the statutory corporate tax rate (35%) on income due to permanent differences between financial and taxable income, principally tax-exempt interest.

8. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $4,868 and $6,200 for the three months ended March 31, 2006 and 2005, respectively.

9. Variable Interest Entities
Financial Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46-R"), provides accounting and disclosure rules for determining whether certain entities should be consolidated in the
Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a variable interest entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of expected losses or receive the majority of expected residual returns of the entity. A VIE is consolidated by its
Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
7
9. Variable Interest Entities (continued)

primary beneficiary, which is the party that has a majority of the VIE's expected losses or a majority of its expected residual returns, or both. Additionally, FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered
VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned
Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. During the first quarter of 2006, the Company consolidated a third party
VIE as a result of financial guarantees provided by the Company on one transaction related to the securitization of life insurance reserves. This third party VIE had assets of $750,000 and an equal amount of liabilities at March 31, 2006, which are shown under "Assets Variable interest entity fixed maturity securities, held to maturity at amortized cost" and "Liabilities Variable interest entity floating rate notes," respectively, on the Company's consolidated balance sheet at March 31, 2006.
In addition, accrued investment income includes $1,176 related to the variable interest entity fixed income maturity securities and the corresponding liability is shown under "Accrued investment expense-variable interest entity" on the Company's consolidated balance sheet at March 31, 2006.
Although the third party VIE is included in the consolidated financial statements, its creditors do not have recourse to the general assets of the Company outside of the financial guaranty policy provided to the VIE. The Company has evaluated its other structured finance transactions and does not believe any of the third party entities involved in these transactions requires consolidation or disclosure under
FIN 46-R.

FGIC has arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. Each Trust is solely responsible for its obligations, and has been established for the purpose of entering into a put agreement with FGIC that obligates the Trusts, at FGIC's discretion, to purchase
Perpetual Preferred Stock of FGIC. The purpose of this arrangement is to provide capital support to
FGIC by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options. These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts.

10. Derivative Instruments

The Company provides credit default swaps ("CDSs") to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on public finance and structured finance obligations in CDS form. The Company considers these agreements to be a normal extension of its financial guaranty insurance business,
Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
8

10. Derivative Instruments (continued)

although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded $4,235 of net earned premium, $0 in losses and loss adjustment expenses, and net mark-to-market losses of $228 in changes in fair value under these agreements for the three months ended March 31, 2006. The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. The inception-to-date mark-to-market gain and (loss) on the CDS portfolio were $890 and $(1,831) at March 31, 2006 and $545 and ($712) at December 31, 2005, recorded in other assets and in other liabilities, respectively. The Company did not enter into any CDS contracts during the three months ended March 31, 2005.

11. Stock Compensation Plan

Employees of the Company participate in a stock incentive plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC
Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant. Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date, with no cost to the grantee. Prior to January 1, 2006, FGIC Corp. and the Company accounted for those plans under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock
Issued to Employees, and related Interpretations, as permitted by SFAS No. 123, Accounting for
Stock-Based Compensation. No stock-based employee compensation cost related to stock options was allocated to the Company by FGIC Corp. for the three-month period ended March
31, 2005, as all options granted through that date had an exercise price equal to the market value of the underlying common stock on the date of grant. For grants of restricted stock and restricted stock units to employees of the Company, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company.

Effective January 1, 2006, the FGIC Corp. and the Company adopted the fair value recognition provisions of SFAS No. 123(R), Share-Based Payment, using the modified-prospective-
transition method. Under that transition method, compensation cost allocated to the Company for the three-month period ended March 31, 2006 included compensation cost for all share-based payments granted prior to, but not yet vested as of, January 1, 2006, based on the grant date fair value estimated in accordance with SFAS No. 123(R). Results for prior periods have not been
Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
9

11. Stock Compensation Plan (continued)

restated. As a result of adopting SFAS No. 123(R) effective January 1, 2006, the Company's income before income taxes and net income for the three-month period ended March 31, 2006 were reduced by $1,308 and $850, respectively, than if it had continued to account for share-
based compensation under Opinion 25.

The following table illustrates the effect on net income of the Company if the Company had applied the fair value recognition provisions of SFAS No. 123 to options granted under the
Company's plan for all periods presented. For purposes of this pro forma disclosure, the value of the options is estimated using a Black-Scholes-Merton option pricing formula and amortized to expense over the options' vesting periods.

March 31, 2005
Net Income, as reported $ 53,306
Add: Stock-based director compensation expense included in reported net income, net of related tax effects
20
Deduct: Total stock-based employee compensation expense determined under fair value-based method for all awards, net of related tax effects
(443)

Pro Forma Net Income
$ 52,883

12. Comprehensive Income

Accumulated other comprehensive loss of the Company consists of net unrealized gains (losses) on investment securities, foreign currency translation adjustments and a cash flow hedge. The components of total comprehensive income for the three-month period ended March 31, 2006 and
2005 were as follows:
Three Months Ended
March 31,
2006
2005
Net Income
$ 58,711
$ 53,306
Other comprehensive loss
(20,153)
(32,222)
Total comprehensive income
$38,558
$21,804

Financial Guaranty Insurance Company and Subsidiaries
Notes to Financial Statements
(Unaudited) (continued)
(Dollars in thousands)
10
12. Comprehensive Income (continued)

The components of other comprehensive loss for the three-month period ended March 31, 2006 and
20045 were as follows:
Three Months Ended March 31, 2006
Before
Net of
Tax
Tax
Amount
Tax
Amount
Unrealized holding losses arising during the period
$ (31,497)
$11,022
$ (20,475)
Foreign currency translation adjustment
494
(172)
322
Total other comprehensive loss
$ (31,003)
$10,850
$ (20.153)
Three Months Ended March 31, 2005
Before
Net of
Tax
Tax
Amount
Tax
Amount
Unrealized holding losses arising during the period
$(48,536)
$16,988
$(31,548)
Less reclassification adjustment for gains realized
in net income
(118)
41
(77)
Unrealized losses on investments
(48,654)
17,029
(31,625)
Foreign currency translation adjustment
(918)
321
(597)
Total other comprehensive loss
$(49,572)
$17,350
$(32,222)